Supplement to the currently effective Statement of Additional Information of each of the listed funds:

Scudder 21st Century Growth Fund                         Scudder Pathway Series -- Moderate Portfolio
Scudder Balanced Fund                                    Scudder S&P 500 Index Fund
Scudder Capital Growth Fund                              Scudder Select 500 Fund
Scudder Cash Investment Trust                            Scudder Short Term Bond Fund
Scudder Development Fund                                 Scudder Small Company Stock Fund
Scudder Global Bond Fund                                 Scudder Small Company Value Fund
Scudder Global Fund                                      Scudder Tax Advantaged Dividend Fund
Scudder GNMA Fund                                        Scudder Tax-Free Money Fund
Scudder Health Care Fund                                 Scudder Technology Innovation Fund
Scudder High Income Opportunity Fund                     Scudder US Treasury Money Fund
Scudder High-Yield Tax-Free Fund                         Scudder Variable Series I
Scudder Income Fund                                      --   Scudder Bond Portfolio
Scudder Intermediate Tax/AMT Free Fund                   --   Scudder Balanced Portfolio
Scudder International Fund                               --   Scudder Growth and Income Portfolio
Scudder Large Company Growth Fund                        --   Scudder Capital Growth Portfolio
Scudder Large Company Value Fund                         --   Scudder 21st Century Growth Portfolio
Scudder Managed Municipal Bond Fund                      --   Scudder Global Discovery Portfolio
Scudder Massachusetts Tax-Free Fund                      --   Scudder International Portfolio
Scudder Money Market Series                              --   Scudder Health Sciences Portfolio
Scudder Pathway Series -- Conservative Portfolio         --   Money Market Portfolio
Scudder Pathway Series -- Growth Portfolio



The following information supplements the "TRUSTEES AND OFFICERS" or "DIRECTORS AND OFFICERS" section of each of the above-referenced fund's currently effective Statement of Additional Information:

The address for contacting the Independent Trustees/Directors is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910. Unless otherwise indicated, the address for contacting the Officers is Two International Place, Boston, MA 02110.









March 12, 2004